SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible promissory notes, beginning balance	$ 655,071
Issuances	1,713,700	2,544,487
Conversions	(1,424,900)	(378,182)
Debt discount	(1,686,200)	(2,407,582)
Amortization of original issue discount (interest expense)	355,047	804,356
Amortization of BCF and warrants (amortization expense)	1,584,628	91,992
Convertible promissory notes, ending balance	$ 1,197,346	$ 655,071